Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2011
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters
19.   Legal and Regulatory Matters

Litigation
On March 1, 2010 Anthony Morangelli and Frank Ercole filed a class action lawsuit in federal district court for the Eastern District of New York seeking unpaid minimum wages and overtime service technician compensation from Roto-Rooter and Chemed.  They also seek payment of penalties, interest and plaintiffs' attorney fees.  We contest these allegations.  In September 2010, the Court conditionally certified a nationwide class of service technicians, excluding those who signed dispute resolution agreements in which they agreed to arbitrate claims arising out of their employment.  We are unable to estimate our potential liability, if any, with respect to this case.

VITAS is party to a class action lawsuit filed in the Superior Court of California, Los Angeles County, in September 2006 by Bernadette Santos, Keith Knoche and Joyce White.  This case alleges failure to pay overtime and failure to provide meal and rest periods to a purported class of California admissions nurses, chaplains and sales representatives.  The case seeks payment of penalties, interest and Plaintiffs' attorney fees.  We contest these allegations.  In December 2009, the trial court denied Plaintiffs' motion for class certification.  In July 2011, the Court of Appeals affirmed denial of class certification on the travel time, meal and rest period claims, and reversed the trial court's denial on the off-the-clock and sales representation exemption claims.  Plaintiffs have filed an appeal of this decision.  We are unable to estimate our potential liability or potential range of loss, if any, with respect to this case.

On November 14, 2011 Luann and Michael Cosgrove and Dawn Mills filed a class action lawsuit against          Roto-Rooter in Minnesota state district court for the 4th Judicial District alleging unnecessary excavation work in Minnesota.  We removed the case to federal court.  Plaintiffs seek damages, injunctive relief, attorney fees and interest.  We contest these allegations.  This lawsuit is in its early stage and we are unable to estimate our potential liability, if any, with respect to these allegations.

On January 12, 2012, the Greater Pennsylvania Carpenters Pension Fund filed a putative class action lawsuit in the United States District Court for the Southern District of Ohio against the Company, Kevin McNamara, David Williams, and Tim O'Toole.  It alleges violation of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 against all defendants, and violation of Section 20(a) of the Securities Exchange Act of 1934 against the individual defendants. The suit, Greater Pennsylvania Carpenters Pension Fund v. Chemed Corp., et al., Civil Action No. 1:12-cv-28 (S.D. Ohio), concerns the VITAS hospice segment of the Company's business.   Plaintiff seeks, on behalf of a putative class of purchasers of Chemed Capital Stock between February 15, 2010 and November 16, 2011, compensatory damages in an unspecified amount and attorneys' fees and expenses, arising from defendants' failure to disclose an alleged fraudulent scheme to enroll ineligible hospice patients and to fraudulently obtain payments from the federal government.   Defendants believe the allegations are without merit, and intend to defend vigorously against them.

Regardless of outcome, defense of litigation adversely affects us through defense costs, diversion of our time and related publicity.

Regulatory Matters
In May 2009, VITAS received an administrative subpoena from the U.S. Department of Justice requesting VITAS deliver to the OIG documents, patient records, and policy and procedure manuals for headquarters and its Texas programs concerning hospice services provided for the period January 1, 2003 to the date of the letter.  In August 2009, the OIG selected medical records for 59 past and current patients from a Texas program for review.   In February 2010, VITAS received a companion civil investigative demand ("CID") from the State of Texas Attorney General's Office, seeking related documents. In September 2010, it received a second CID and a second administrative subpoena seeking related documents.  In April 2011, the U.S. Attorney provided the Company with a copy of qui tam complaint filed under seal in the U.S. District Court for the Northern District of Texas.  The Court unsealed this complaint in November 2011.  The U.S. Attorney and the Attorney General for the State of Texas filed a notice in November 2011 that they had decided not to intervene at that time in the case.  They continue to investigate its allegations.  It was brought by Michael Rehfelt, a former Vitas San Antonio program general manager, against Vitas, the program's former Regional Vice President Keith Becker, its former Medical Director Justos Cisneros, and their current employers:  Wellmed Medical Management, Care Level Management LLC, and Inspiris Inc.  It alleges admission and recertification of inappropriate patients, backdating revocations, and conspiring with HMO defendants to admit inappropriate patients to hospice.  In June 2011, the U.S. Attorney provided the Company with a partially unsealed second qui tam complaint filed under seal in the U.S. District court for the Western District of Texas.  In June 2011, the U.S. Attorney also provided the Company with a partially unsealed third qui tam complaint filed under seal in the Northern District of Illinois, Eastern Division.  We are conferring with the U.S. Attorney regarding the Company's defenses to each complaint's allegations.  We can neither predict the outcome of this investigation nor estimate our potential liability, if any.  We believe that we are in compliance with Medicare and Medicaid rules and regulations applicable to hospice providers.

In April 2005, the Office of Inspector General ("OIG") for the Department of Health and Human Services served VITAS with civil subpoenas relating to VITAS' alleged failure to appropriately bill Medicare and Medicaid for hospice services.  As part of this investigation, the OIG selected medical records for 320 past and current patients from VITAS' three largest programs for review.  It also sought policies and procedures dating back to 1998 covering admissions, certifications, recertifications and discharges.  During the third quarter of 2005 and again in May 2006, the OIG requested additional information from us.  The Court dismissed a related qui tam complaint filed in U.S. District Court for the Southern District of Florida with prejudice in July 2007.  The plaintiffs appealed this dismissal, which the Court of Appeals affirmed.  The government continues to investigate the complaint's allegations.  In March 2009, we received a letter from the government reiterating the basis of their investigation.  We are unable to estimate our potential liability, if any, with respect to this matter.

The costs to comply with either of these investigations were not material for any period presented.  Regardless of outcome, responding to the subpoenas can adversely affect us through defense costs, diversion of our time and related publicity.